Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Long-term Investments
Investments in associated companies		¥ 563,896	¥ 652,635
Equity investments		1,292,620	461,664
Available-for-sale securities		828,260	855,728
Total	$ 412,643	¥ 2,684,776	¥ 1,970,027